Corporate and Deferred Tax - Taxation - Shareholders' Equity (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate and Deferred Tax
Net profit before tax	kr 9,164	kr 5,637	kr 6,945
Tax at the Danish statutory corporation tax rate of 22% for all periods	2,016	1,240	1,528
Net of non-taxable income over non-deductible expenses	92	7	73
All other	(209)	(5)	(16)
Total tax effect	(696)	45	(35)
Total tax for the period in the income statement	1,320	1,285	1,493
Total tax for the period in shareholders' equity	kr 49	kr 57	kr (22)
Effective Tax Rate	14.40%	22.80%	21.50%
Parent Company | Reportable Legal Entities
Corporate and Deferred Tax
Net profit before tax	kr 14,493	kr 6,021
Tax at the Danish statutory corporation tax rate of 22% for all periods	3,188	1,325
Net of non-taxable income over non-deductible expenses	(659)	(52)
All other	97	4
Total tax effect	(562)	(48)
Total tax for the period in the income statement	2,626	1,277
Total tax for the period in shareholders' equity	kr 7	kr 57
Effective Tax Rate	18.10%	21.20%